FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [Abstract]
Share capital	$ 100,389,242	$ 100,184,783
Reserves	13,149,658	12,511,661
Deficit	(95,288,125)	(91,128,928)
Capital	$ 18,250,775	$ 21,567,516